Income Tax	12 Months Ended
Feb. 28, 2018
Income Tax Disclosure [Abstract]
Income Tax
10.	Income Tax

Earnings before income taxes and the provision for income taxes consisted of the following for the years ended February 28, 2018, February 28, 2017, and February 29, 2016:

	2018	2017	2016
(Loss) from continuing operations	$(830,115)	$(713,945)	$(1,192,226)
(Loss) from discontinued operations	(2,557,034)	(3,315,217)	(547,712)
(Loss) before income taxes:
Canada	$(3,387,149)	$(4,029,162)	$(1,739,938)
United States	—	—	—

Total	$(3,387,149)	$(4,029,162)	$(1,739,938)

Provision (recovery) for income taxes:
Current	$—	$—	$—
Deferred, Canada	—	2,480,257	(436,654)
Deferred, United States	—	—	—

Total	$—	$2,480,257	$(436,654)

Income tax computed at statutory tax rates reconciles to the income tax provision, using a 26% (2017 – 26%, 2016 – 26%) statutory tax rate, as follows:

	2018	2017	2016
Tax at statutory rates at CDN rates	$(880,659)	$(1,047,652)	$(452,384)
Foreign loss taxed at US rates	—	—	—
Effect of foreign exchange on loss carry-forwards	—	—	(704,281)
Non-deductible expenses (revenue)	8,122	(55,681)	7,352
Deferred tax assets transferred upon disposition of subsidiaries	8,614,637	—	—
Change in estimates and other items, net	(141,625)	—	—
Change in valuation allowance	(7,600,475)	3,583,590	712,659

Income tax provision (recovery) for year	$—	$2,480,257	$(436,654)

As at February 28, 2018, the Company has accumulated net operating losses in the amount of approximately $2.1 million which can be applied against future earnings in Canada and $nil in the United States. The net operating loss carry forward amounts commence to expire in 2036 through 2038.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2018	2017
Operating and other losses carried forward	$552,145	$6,589,096
Property, plant and equipment	(210)	1,451,069
Trademark and deferred costs	—	112,245

Total deferred tax assets	551,935	8,152,410
Valuation allowance	(551,935)	(8,152,410)

Net deferred tax assets	$—	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of tax assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has recognized a valuation allowance for those deferred tax assets for which realization is not more likely than not to occur.

The tax years that remain open to examination by the tax authorities are generally 2013-2018. The net operating losses from prior years are subject to adjustment under examination to the extent they remain unutilized in an open year.

There are no uncertain tax positions to recognize at February 28, 2018 and 2017.